Other Equity Matters	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Other Equity Matters	Other Equity Matters
During the nine months ended September 30, 2025 and 2024, the Company paid cash dividends of $150.0 million and $400.0 million, respectively, on the common shares of the Company to Parent. Effective March 31, 2025, the Company distributed its equity interest in TCF VIII to Parent. For additional information on the TCF VIII Distribution, refer to Note 2 - "Acquisitions and Other Transactions".
Preference Shares

The following table summarizes the Company's preference share issuances as of September 30, 2025 (each, a "Series"):

Preference Share Series	Issuance	Liquidation Preference (in thousands)	# of Shares(1)
Series A 8.50% Cumulative Redeemable Perpetual Preference Shares ("Series A")	March 2019	$86,250	3,450,000
Series B 8.00% Cumulative Redeemable Perpetual Preference Shares ("Series B")	June 2019	143,750	5,750,000
Series C 7.375% Cumulative Redeemable Perpetual Preference Shares ("Series C")	November 2019	175,000	7,000,000
Series D 6.875% Cumulative Redeemable Perpetual Preference Shares ("Series D")	January 2020	150,000	6,000,000
Series E 5.75% Cumulative Redeemable Perpetual Preference Shares ("Series E")	August 2021	175,000	7,000,000
Series F 7.625% Cumulative Redeemable Perpetual Preference Shares ("Series F")	February 2025	150,000	6,000,000
		$880,000	35,200,000
(1)     Represents number of shares authorized, issued, and outstanding.

Triton's preference shares are listed on the New York Stock Exchange.

On February 6, 2025, the Company completed a public offering of the Series F Preference Shares and received $144.3 million in aggregate net proceeds after deducting underwriting discounts and offering expenses of $5.7 million. The net proceeds from the sale of the Series F Preference Shares were used for general corporate purposes.

Each Series of preference shares may be redeemed at the Company's option, at any time after approximately five years from original issuance, in whole or in part at a redemption price, plus an amount equal to all accumulated and unpaid dividends, whether or not declared. The Company may also redeem each Series of preference shares prior to the lapse of the five year period upon the occurrence of certain events as described in each instrument, such as transactions that either transfer ownership of substantially all assets to a single entity or establish a majority voting interest by a single entity, and which for certain Series cause a downgrade or withdrawal of rating by the rating agency within 60 days of the event. If the Company does not elect to redeem a Series upon the occurrence of the preceding events, holders may have the right to convert their preference shares into common shares. Additionally, for Series E and F only, the Company may redeem the Series if an applicable rating agency changes the methodology or criteria that were employed in assigning equity credit to securities similar to the relevant Series when originally issued, which either (a) shortens the period of time during which equity credit pertaining to the Series would have been in effect had the methodology not been changed or (b) reduces the amount of equity credit as compared with the amount of equity credit that the rating agency had assigned to the Series when originally issued.

Holders of preference shares generally have no voting rights. If the Company fails to pay dividends for six or more quarterly periods (whether or not consecutive), holders will be entitled to elect two additional directors to the Board of Directors and the size of the Board of Directors will be increased to accommodate such election. Such right to elect two directors will continue until such time as there are no accumulated and unpaid dividends in arrears.

Dividends

Dividends on shares of each preference share Series are cumulative from the date of original issue and will be payable quarterly in arrears on the 15th day of March, June, September and December of each year, when, as and if declared by the Company's Board of Directors. Dividends will be payable equal to the stated rate per annum of the $25.00 liquidation preference per share. The Series rank senior to the Company's common shares with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, whether voluntary or involuntary.
The Company paid the following quarterly dividends on its issued and outstanding Series (in millions except for the per-share amounts):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2025		2024		2025		2024
Series	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment	Per Share Payment	Aggregate Payment
A(1)	$0.53	$1.8	$0.53	$1.8	$1.59	$5.4	$1.59	$5.4
B	$0.50	$2.9	$0.50	$2.9	$1.50	$8.7	$1.50	$8.7
C(1)	$0.46	$3.2	$0.46	$3.2	$1.38	$9.6	$1.38	$9.6
D(1)	$0.43	$2.6	$0.43	$2.6	$1.29	$7.8	$1.29	$7.8
E(1)	$0.36	$2.5	$0.36	$2.5	$1.08	$7.6	$1.08	$7.6
F(1)(2)	$0.48	$2.9	—	—	$1.17	$6.9	—	—
Total		$15.9		$13.0		$46.0		$39.1
(1)     Per share payments rounded to the nearest whole cent.
(2)     Issued in February 2025.

As of September 30, 2025, the Company had cumulative unpaid preference share dividends of $2.6 million.